INVENTORIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Raw materials, materials and spare parts	$ 731,901	$ 850,182
Goods in process	975,553	1,187,071
Finished goods	396,401	464,154
Goods in transit	116,610	243,876
Obsolescence allowance (Note 19)	(62,167)	(55,454)
Inventories, net	$ 2,158,298	$ 2,689,829	$ 2,550,930	$ 1,647,869